Investment Objectives and Goals	Apr. 10, 2026
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.